DECONSOLIDATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2018 CNY (¥) subsidiary	Nov. 30, 2017 CNY (¥) subsidiary	Aug. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2018 CNY (¥) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2016 CNY (¥)
Number of subsidiaries disposed | subsidiary				1	1	8
Gain from disposal of subsidiaries				$ 837	¥ 5,754	¥ 87,217	¥ 677
Disposal of Subsidiaries in August 2017
Number of subsidiaries disposed | subsidiary			4
Cash received/(decrease) from disposal of subsidiaries			¥ 8,000
Gain from disposal of subsidiaries						¥ 23,780
Disposal of Subsidiaries in August 2017 | Sheng Ding
Percentage of equity interest held by the Company			100.00%
Disposal of Subsidiaries in August 2017 | Da Xiang Shun Yi
Percentage of equity interest held by the Company			100.00%
Disposal of Subsidiaries in August 2017 | Tian Jin Da Xiang
Percentage of equity interest held by the Company			70.00%
Disposal of Subsidiaries in August 2017 | Da Xiang Ping Tai
Percentage of equity interest held by the Company			70.00%
Disposal of Subsidiaries in November 2017
Number of subsidiaries disposed | subsidiary		4
Cash received/(decrease) from disposal of subsidiaries		¥ 189,000
Consideration for disposal of subsidiaries		¥ 90,000
Gain from disposal of subsidiaries					63,440
Disposal of Subsidiaries in October 2018
Number of subsidiaries disposed | subsidiary	1
Consideration for disposal of subsidiaries	¥ 9,600
Gain from disposal of subsidiaries					¥ 5,800